Other assets - Schedule of other assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred financing costs	$ 5,891	$ 887
Goodwill	526	543
Loans to affiliates and joint ventures	350	2,444
Derivative financial instruments	229	778
Long-term prepaid lease payments	148	1,085
Deferred lease inducement asset	0	71
Other assets, noncurrent	$ 7,144	$ 5,808